Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Options Granted
A summary of the options granted (all of which vest over three years), outstanding and shares available for grant under the FIS Restated Plan follows (in millions):

FIS Restated Plan
Available for grant as of December 31, 2013	11.7
Granted in 2014	4.4
Outstanding as of December 31, 2014	15.4
Available for grant as of December 31, 2014	6.7
Granted in 2015	3.1
Outstanding as of December 31, 2015	15.7
Available for grant as of December 31, 2015	25.8

Schedule of Stock Option Activity
The following schedule summarizes the stock option activity for the years ended December 31, 2015, 2014 and 2013 (in millions except for per share amounts):

	Shares	Weighted Average Exercise Price
Balance, December 31, 2012	15.8	$24.39
Granted	4.2	48.64
Exercised	(6.1)	22.64
Cancelled	(0.1)	31.58
Balance, December 31, 2013	13.8	32.49
Granted	4.4	58.72
Exercised	(2.7)	22.69
Cancelled	(0.1)	46.21
Balance, December 31, 2014	15.4	41.56
Granted	3.1	65.91
Exercised	(1.9)	29.67
Cancelled	(0.9)	54.08
Balance, December 31, 2015	15.7	47.19

Summary of Stock Options Outstanding and Exercisable
The following table summarizes information related to stock options outstanding and exercisable as of December 31, 2015:

	Outstanding Options				Exercisable Options
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Intrinsic Value as of December 31, 2015 (a)	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Intrinsic Value as of December 31, 2015 (a)
	(In millions)			(In millions)	(In millions)			(In millions)
$ 0.00 - $25.76	2.5	2.08	$23.65	$91.9	2.5	2.08	$23.65	$91.9
$25.77 - $27.40	1.7	1.83	27.10	57.2	1.7	1.83	27.10	57.2
$27.41 - $34.33	1.1	3.67	34.12	29.5	1.1	3.67	34.12	29.5
$34.34 - $48.75	3.5	4.68	48.70	41.4	2.3	4.60	48.69	27.2
$48.76 - $60.60	3.4	5.78	58.18	8.3	0.1	1.98	57.08	0.2
$60.61 - $66.18	3.5	6.68	65.70	—	—	N/A	—	—
$ 0.00 - $66.18	15.7	4.57	$47.19	$228.3	7.7	3.01	$33.67	$206.0
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(a)	Intrinsic value is based on a closing stock price as of December 31, 2015 of $60.60.

Schedule of Stock Option Valuation Assumptions
The weighted average fair value of options granted during the years ended December 31, 2015, 2014 and 2013 was estimated to be $10.67, $9.15 and $7.85, respectively, using the Black-Scholes option pricing model with the assumptions below:

	2015	2014	2013
Risk free interest rate	1.4%	1.4%	1.0%
Volatility	21.7%	21.2%	23.3%
Dividend yield	1.6%	1.6%	1.8%
Weighted average expected life (years)	4.2	4.2	4.2